Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 06, 2022	May 31, 2021	Apr. 30, 2020	Jun. 30, 2024	Dec. 31, 2023	Oct. 05, 2023	Apr. 30, 2022	Oct. 31, 2021
Sales Representative Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement term			5 years
Agreement additional extension term		5 years	5 years
Cash paid		$ 500
Issued shares (in Shares)		6,720					3,905	556
Sales and marketing expense		$ 880
Fair value								$ 333
Bonus paid				$ 6,000	$ 6,000
Restated Sales Agreement [Member]
Commitments and Contingencies [Line Items]
Equity ownership percent		3.00%			3.00%
Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Cash paid	$ 1,000
Sales and marketing expense				2,611	$ 2,611
Payment amount per month	$ 85
Sales percentage	10.00%
Net sales amount	$ 3,600
Amount paid	3,600
Payment to company	$ 1,000			$ 85	$ 85
Estimated discount rate				15.40%	15.40%
Ultimately expects to expense				$ 3,600	$ 3,600
Termination Agreement [Member] | Level 3 [Member]
Commitments and Contingencies [Line Items]
Growth rates of fair value of liability				25.00%	25.00%
Dissolution rate of fair value of liability				10.00%	10.00%
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Consulting fee						$ 700
Additional compensation payable per quarter (in Dollars per share)						$ 62.5
United States [Member] | Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Net sales percentage	20.00%